CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 430	$ 24	$ 153
Accounts receivable	195	0
Prepaid expenses and other current assets	260	94	86
Total current assets	885	118	239
Property and equipment:
Laboratory equipment	56	29	29
Office furniture and other equipment	172	172	123
Property, Plant and Equipment, Gross, Total	228	201	152
Less accumulated depreciation and amortization	(128)	(123)	(113)
Property and equipment, net	100	78	39
Deposit and other non-current assets	33	16	16
Total assets	1,018	212	294
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable	6,895	3,808	2,835
Accounts payable, related party			10,527
Accrued expenses	4,437	2,815	2,074
Accrued expenses, related party		630	1,749
Notes payable			1,364
Note payable to related parties		2,056	4,000
Convertible notes, net			2,736
Convertible notes payable to related party, net			0
Embedded derivative liability	53	601	839
Liability for reclassified equity contracts	0	29,903	0
Total current liabilities	30,333	50,752	26,124
Long term liabilities:
Notes payable	200	200	350
Convertible notes payable, net	1,143	1,433	555
Convertible notes payable to related party, net			949
Total long term liabilities	1,343	1,633	1,854
Total liabilities	31,676	52,385	27,978
Stockholders equity (deficit):
Preferred stock, $0.001 par value; 20,000,000 shares authorized and none issued and outstanding
Common stock	165	150	73
Additional paid-in capital	241,446	199,605	191,344
Deficit accumulated during the development stage	(272,079)	(251,778)	(218,948)
Cumulative translation adjustment	(190)	(150)	(153)
Total stockholders' equity (deficit)	(30,658)	(52,173)	(27,684)
Total liabilities and stockholders' equity (deficit)	$ 1,018	$ 212	$ 294